Quarterly Report
March 31, 2024
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Quarterly Report
March 31, 2024

Page
Schedule of Investments	1
Notes to Schedule of Investments	7

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.5% †
Alabama - 0.6%
Auburn University, AL Revenue
4.00% 06/01/41	$2,000,000	$1,966,319
5.00% 06/01/38	1,000,000	1,069,352
County of Jefferson Sewer Revenue, AL Revenue
5.00% 10/01/32 - 10/01/33	2,250,000	2,571,234
		5,606,905
Arizona - 1.8%
Arizona Board of Regents, AZ Revenue
5.00% 07/01/43	1,000,000	1,114,556
Arizona State University, AZ Revenue
5.00% 07/01/41	1,000,000	1,015,334
City of Mesa Utility System Revenue, AZ Revenue
5.00% 07/01/43	1,500,000	1,603,122
City of Phoenix Civic Improvement Corp., AZ Revenue
4.00% 07/01/44	1,000,000	972,229
5.00% 07/01/31 - 07/01/42	4,315,000	4,520,971
City of Phoenix Civic Improvement Corp., AZ Revenue (NPFG Insured)
5.50% 07/01/24	3,340,000	3,354,556
Maricopa County Unified School District No. 80 Chandler, AZ GO,
4.00% 07/01/32	2,890,000	2,969,388
Salt River Project Agricultural Improvement & Power District, AZ Revenue
5.00% 01/01/50	2,000,000	2,172,960
		17,723,116
California - 6.7%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,224,018
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/26 - 05/15/44	6,615,000	7,058,457
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	10,000,000	10,528,386
Fresno Unified School District, CA GO,
4.00% 08/01/47 (a)	5,000,000	5,008,443
Oakland Unified School District/Alameda County, CA GO, (AGM Insured)
5.00% 08/01/35	1,000,000	1,192,634
Regents of the University of California Medical Center Pooled Revenue, CA Revenue
5.00% 05/15/41	2,000,000	2,237,671
Sacramento Municipal Utility District, CA Revenue
4.00% 08/15/45	1,565,000	1,573,099
5.00% 08/15/53	2,000,000	2,211,501
San Diego County Regional Airport Authority, CA Revenue
5.00% 07/01/33	1,000,000	1,138,271
San Diego Unified School District, CA GO,
4.00% 07/01/53	1,000,000	987,762
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/33 - 05/01/49	2,350,000	2,572,971
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Revenue
5.00% 10/01/34	1,495,000	1,540,595
State of California Department of Water Resources, CA Revenue
5.00% 12/01/29 (a)	5,000,000	5,054,562
State of California, CA GO,
4.00% 08/01/35 - 10/01/39	3,000,000	3,077,241
5.00% 09/01/28 - 11/01/37	10,205,000	11,430,984
University of California, CA Revenue
4.00% 05/15/46 - 05/15/51	6,800,000	6,771,242
5.00% 05/15/34	2,000,000	2,444,900
		66,052,737
Colorado - 2.3%
Adams & Arapahoe Joint School District 28J Aurora, CO GO,
5.00% 12/01/32	2,000,000	2,096,565
Arapahoe County School District No. 5 Cherry Creek, CO GO,
5.00% 12/15/36	1,255,000	1,334,482
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	995,936
Cherokee Metropolitan District, CO Revenue (BAM Insured)
4.00% 08/01/45	2,700,000	2,600,266
	Principal Amount	Fair Value
City & County of Denver Airport System Revenue, CO Revenue
4.00% 12/01/37	$1,000,000	$991,919
5.00% 11/15/41	1,000,000	1,079,993
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,417,311
City of Colorado Springs Utilities System Revenue, CO Revenue
5.00% 11/15/42 - 11/15/47	4,085,000	4,237,951
Colorado Health Facilities Authority, CO Revenue
4.00% 05/15/52	1,500,000	1,445,179
5.00% 06/01/47 (a)	1,750,000	1,853,364
Regional Transportation District Sales Tax Revenue, CO Revenue
4.25% 11/01/36	3,405,000	3,696,344
		22,749,310
Connecticut - 0.6%
Connecticut State Health & Educational Facilities Authority, CT Revenue
2.95% 07/01/49 (b)	1,000,000	985,733
State of Connecticut Special Tax Revenue, CT Revenue
4.00% 05/01/36 - 11/01/38	2,670,000	2,789,665
5.00% 07/01/36	635,000	747,990
State of Connecticut, CT GO,
4.00% 01/15/44	1,000,000	1,006,168
5.00% 01/15/26	700,000	723,047
		6,252,603
Delaware - 0.6%
Delaware Transportation Authority, DE Revenue
3.00% 07/01/28	2,000,000	1,984,285
5.00% 06/01/55	1,000,000	1,006,850
State of Delaware, DE GO,
3.50% 03/01/33	2,000,000	2,006,614
4.00% 05/01/41	1,000,000	1,027,156
		6,024,905
District of Columbia - 4.6%
District of Columbia Income Tax Revenue, DC Revenue
4.00% 03/01/39 - 05/01/45	10,575,000	10,628,265
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,199,264
5.00% 10/01/47	2,000,000	2,172,531
District of Columbia, DC GO,
4.00% 06/01/35 - 10/15/44	3,000,000	2,999,586
District of Columbia, DC Revenue
5.00% 04/01/42 (a)	6,250,000	6,615,547
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/29 - 10/01/47	9,070,000	9,789,216
Washington Convention & Sports Authority, DC Tax Allocation Revenue.,
5.00% 10/01/29	750,000	830,498
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC Revenue
5.00% 07/15/35	500,000	589,461
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/34 - 07/01/42	8,375,000	8,741,707
		44,566,075
Florida - 6.0%
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,330,506
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	1,003,451
City of Tampa Water & Wastewater System Revenue, FL Revenue
5.25% 10/01/57	7,000,000	7,677,522
County of Broward Port Facilities Revenue, FL Revenue
5.00% 09/01/26	500,000	513,782
County of Hillsborough, FL GO,
5.00% 07/01/53	2,825,000	3,094,068
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,679,549
5.00% 10/01/34 - 10/01/36	4,500,000	4,517,515
County of Miami-Dade Seaport Department, FL Revenue (AGM Insured)
4.00% 10/01/40	3,000,000	2,958,425

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	1

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
County of Miami-Dade Seaport Department, FL Revenue
4.00% 10/01/50	$2,485,000	$2,304,921
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,249,464
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/37 - 10/01/49	15,500,000	15,330,821
County of Seminole Water & Sewer Revenue, FL Revenue
4.00% 10/01/28	925,000	934,659
Florida Municipal Power Agency, FL Revenue
4.00% 10/01/30	950,000	979,320
Florida State Board of Governors University of North Florida Dormitory Revenue, FL Revenue (BAM Insured)
5.00% 11/01/39	2,560,000	2,870,413
Hillsborough County Aviation Authority, FL Revenue
5.00% 10/01/29	2,510,000	2,735,407
JEA Water & Sewer System Revenue, FL Revenue
5.00% 10/01/34	1,000,000	1,190,737
School Board of Miami-Dade County, FL GO, (BAM Insured)
5.00% 03/15/47	5,000,000	5,397,303
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	1,010,618
5.00% 07/01/38	1,000,000	1,135,495
Wildwood Utility Dependent District, FL Revenue (AGM Insured)
5.25% 10/01/38	1,000,000	1,131,757
		59,045,733
Georgia - 3.8%
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/37 - 07/01/38	2,000,000	1,996,791
City of Atlanta Water & Wastewater Revenue, GA Revenue (AGM Insured)
5.75% 11/01/30	4,500,000	5,339,803
County of DeKalb Water & Sewerage Revenue, GA Revenue
5.00% 10/01/45	2,000,000	2,197,119
County of Fulton, GA GO,
4.00% 07/01/40	1,000,000	1,006,457
Development Authority of Gwinnett County, GA Revenue
5.00% 07/01/40	7,000,000	7,267,975
Georgia Ports Authority, GA Revenue
4.00% 07/01/47 - 07/01/51	7,255,000	7,082,862
Metropolitan Atlanta Rapid Transit Authority, GA Revenue
5.00% 07/01/35	1,000,000	1,043,218
Private Colleges & Universities Authority, GA Revenue
4.00% 10/01/38 - 10/01/46	3,855,000	3,777,812
State of Georgia, GA GO,
4.00% 07/01/36	7,000,000	7,259,507
		36,971,544
Hawaii - 0.3%
State of Hawaii, HI GO,
5.00% 01/01/36	2,850,000	3,123,666
Illinois - 5.1%
Chicago Midway International Airport, IL Revenue (BAM Insured)
5.00% 01/01/33	500,000	563,610
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/41 - 01/01/48	9,100,000	9,471,235
5.25% 01/01/42	8,000,000	8,309,150
Chicago Park District, IL GO, (BAM Insured)
4.00% 01/01/41	1,000,000	977,505
Chicago Park District, IL GO,
5.00% 01/01/40	1,000,000	1,071,827
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,887,366
City of Chicago Wastewater Transmission Revenue, IL Revenue (AGM Insured)
5.50% 01/01/62	5,035,000	5,544,187
Cook County Community College District No. 508, IL GO,
5.13% 12/01/38	1,000,000	1,000,671
Illinois Finance Authority, IL Revenue
4.00% 07/01/32	5,000,000	5,041,782
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44	3,000,000	2,953,014
5.00% 01/01/37 - 01/01/46	5,885,000	6,081,832
Southwestern Illinois Development Authority, IL Revenue
4.00% 04/15/31	2,450,000	2,540,766
State of Illinois Sales Tax Revenue, IL Revenue
5.00% 06/15/38	1,000,000	1,144,433
	Principal Amount	Fair Value
State of Illinois, IL GO,
5.00% 10/01/30	$1,000,000	$1,113,764
5.50% 05/01/30	2,000,000	2,188,478
		49,889,620
Indiana - 1.1%
Indiana Finance Authority, IN Revenue
5.25% 10/01/52	2,000,000	2,139,071
Indiana Municipal Power Agency, IN Revenue
5.00% 01/01/42	2,160,000	2,308,692
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	3,500,000	3,487,017
5.00% 01/01/30 - 01/01/48	3,000,000	3,263,532
		11,198,312
Iowa - 0.2%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue (AGM Insured)
4.00% 07/01/34	1,055,000	1,120,494
City of Ames, IA GO,
5.00% 06/01/32	1,090,000	1,243,774
		2,364,268
Kansas - 0.5%
City of Lawrence Water & Sewage System Revenue, KS Revenue
4.00% 11/01/40	2,420,000	2,488,836
Kansas Turnpike Authority, KS Revenue
5.00% 09/01/37	1,980,000	2,177,046
		4,665,882
Kentucky - 1.6%
Kentucky State Property & Building Commission, KY Revenue
5.00% 02/01/33 - 04/01/37	11,705,000	12,185,477
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	959,670
University of Kentucky, KY Revenue
4.00% 04/01/44	2,210,000	2,137,486
		15,282,633
Maine - 0.5%
Maine Health & Higher Educational Facilities Authority, ME Revenue
5.00% 07/01/48	1,990,000	2,072,131
Maine Municipal Bond Bank, ME Revenue
5.00% 09/01/26	500,000	522,318
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	1,962,895
		4,557,344
Maryland - 4.0%
City of Baltimore, MD Revenue
4.00% 07/01/44	3,130,000	3,089,311
5.00% 07/01/35 - 07/01/46	15,155,000	15,507,778
County of Anne Arundel, MD GO,
5.00% 10/01/47	1,000,000	1,044,612
County of Baltimore, MD GO,
4.00% 03/01/40 - 03/01/41	2,385,000	2,428,097
5.00% 03/01/45 - 03/01/53	10,985,000	12,182,971
Maryland State Transportation Authority, MD Revenue
5.00% 07/01/36	1,800,000	2,113,482
State of Maryland Department of Transportation, MD Revenue
4.00% 12/01/29	1,140,000	1,167,354
Town of Ocean City, MD GO,
4.00% 01/15/44	1,460,000	1,463,722
		38,997,327
Massachusetts - 4.4%
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	2,000,000	1,926,482
Commonwealth of Massachusetts, MA GO,
4.00% 11/01/37	1,700,000	1,777,182
5.00% 11/01/39 - 07/01/45	2,990,000	3,256,172
5.25% 04/01/42 - 01/01/44	3,950,000	4,197,407
Commonwealth of Massachusetts, MA Revenue (NPFG Insured)
5.50% 01/01/34	3,950,000	4,592,769

See Notes to Schedule of Investments.
2	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	$5,020,000	$5,391,462
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
4.00% 07/01/48	1,250,000	1,228,406
5.00% 07/01/33 - 07/01/41	5,240,000	5,420,141
Massachusetts Development Finance Agency, MA Revenue
4.00% 05/01/45 - 10/01/46	4,625,000	4,536,767
4.00% 06/01/49 (a)	1,000,000	1,065,338
Massachusetts School Building Authority, MA Revenue
4.00% 08/15/45	1,340,000	1,311,467
Massachusetts State College Building Authority, MA Revenue
4.00% 05/01/40 - 05/01/43	3,015,000	3,077,925
Northeast Metropolitan Regional Vocational School District, MA GO,
4.00% 04/15/47	1,500,000	1,466,788
Town of Andover, MA GO,
4.00% 07/15/52	2,605,000	2,583,261
University of Massachusetts Building Authority, MA Revenue
4.00% 11/01/46	1,395,000	1,383,375
		43,214,942
Michigan - 1.6%
City of Kalamazoo, MI GO, (BAM Insured)
5.00% 10/01/36	1,015,000	1,163,580
City of Lansing, MI GO, (AGM Insured)
5.00% 06/01/43	1,000,000	1,099,441
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/36 - 07/01/38	4,305,000	4,705,422
Great Lakes Water Authority Water Supply System Revenue, MI Revenue
5.00% 07/01/49	1,300,000	1,367,864
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,514,653
State of Michigan Trunk Line Revenue, MI Revenue
4.00% 11/15/38	1,485,000	1,534,161
University of Michigan, MI Revenue
5.00% 04/01/50	3,120,000	3,346,138
Warren Consolidated Schools, MI GO,
5.00% 05/01/35	715,000	734,947
		15,466,206
Minnesota - 3.1%
Alexandria Independent School District No. 206, MN GO,
5.00% 02/01/30	2,950,000	3,184,945
City of Minneapolis, MN GO,
3.00% 12/01/34	1,315,000	1,253,166
4.00% 12/01/41	1,125,000	1,154,051
City of Rochester, MN Revenue
4.00% 11/15/48	5,000,000	4,894,792
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	5,000,000	5,015,626
Cloquet Independent School District No. 94, MN GO,
4.00% 02/01/36	1,675,000	1,680,775
County of St. Louis, MN GO,
3.00% 12/01/31	1,545,000	1,534,896
Dover & Eyota Independent School District No. 533, MN GO,
4.00% 02/01/40	1,285,000	1,303,346
Maple River Independent School District No. 2135, MN GO,
5.00% 02/01/28	750,000	812,354
Redwood Area Schools Independent School District No. 2897, MN GO,
4.00% 02/01/36	1,705,000	1,778,276
State of Minnesota, MN GO,
5.00% 08/01/33	2,050,000	2,143,602
Stillwater Independent School District No. 834, MN GO,
4.00% 02/01/41	1,000,000	1,019,201
University of Minnesota, MN Revenue
5.00% 09/01/39	4,350,000	4,552,162
		30,327,192
Mississippi - 0.1%
State of Mississippi, MS GO,
4.00% 10/01/41	1,000,000	1,000,905
	Principal Amount	Fair Value
Missouri - 0.7%
City of St. Louis, MO GO,
5.00% 02/15/43	$800,000	$866,238
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 11/15/48	2,200,000	2,124,016
Metropolitan St. Louis Sewer District, MO Revenue
5.00% 05/01/45 (a)	480,000	488,473
5.00% 05/01/45	1,020,000	1,037,460
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34	1,000,000	1,157,776
St. Louis County School District C-2 Parkway, MO GO,
4.00% 03/01/39	1,395,000	1,419,632
		7,093,595
Montana - 0.2%
Yellowstone County K-12 School District No. 26 Lockwood, MT GO,
5.00% 07/01/35	1,570,000	1,691,669
New Jersey - 6.4%
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/41 (a)	7,250,000	7,640,977
5.00% 06/15/43	4,500,000	4,709,466
5.25% 06/15/40 (a)	220,000	225,140
New Jersey Educational Facilities Authority, NJ Revenue
4.00% 03/01/53	1,000,000	984,084
5.00% 06/01/26	2,350,000	2,435,989
5.50% 09/01/30 - 09/01/33	14,700,000	15,490,430
New Jersey Health Care Facilities Financing Authority, NJ Revenue (AGM Insured)
4.13% 07/01/38	3,500,000	3,500,716
New Jersey Transportation Trust Fund Authority, NJ Revenue
4.25% 06/15/44	1,000,000	1,010,609
5.00% 12/15/34 - 06/15/45	8,250,000	8,807,163
New Jersey Turnpike Authority, NJ Revenue
4.00% 01/01/43	5,000,000	4,948,533
5.00% 01/01/30 - 01/01/48	12,710,000	13,079,097
		62,832,204
New Mexico - 0.1%
County of Santa Fe, NM GO,
4.00% 07/01/34	1,000,000	1,048,765
New York - 10.4%
City of New York, NY GO,
4.00% 08/01/39	1,155,000	1,180,757
Hudson Yards Infrastructure Corp., NY Revenue
4.00% 02/15/44	3,000,000	2,935,769
5.00% 02/15/36 - 02/15/42	4,635,000	4,859,842
Hudson Yards Infrastructure Corp., NY Revenue (AGM Insured)
4.00% 02/15/47	5,830,000	5,663,906
Metropolitan Transportation Authority, NY Revenue (AGM Insured)
4.00% 11/15/49	1,500,000	1,426,002
Metropolitan Transportation Authority, NY Revenue
5.25% 11/15/55	1,000,000	1,048,760
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/41 - 06/15/52	12,630,000	12,468,077
5.00% 06/15/35 - 06/15/41	8,255,000	8,668,995
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
5.00% 11/01/32	2,135,000	2,442,841
New York City Transitional Finance Authority, NY Revenue
4.00% 11/01/42	1,000,000	1,005,200
5.00% 05/01/36 - 05/01/46	4,685,000	5,254,818
5.50% 05/01/53	2,500,000	2,813,679
New York Power Authority, NY Revenue
4.00% 11/15/50	3,355,000	3,253,745
New York Power Authority, NY Revenue (AGM Insured)
5.13% 11/15/58	2,020,000	2,215,578
New York State Dormitory Authority, NY Revenue
4.00% 08/01/38 - 03/15/47	8,500,000	8,373,623
4.25% 05/01/52	1,595,000	1,546,090
5.00% 03/15/36	1,000,000	1,175,464
New York State Environmental Facilities Corp., NY Revenue
5.00% 06/15/42	5,000,000	5,267,918
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	1,972,186

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	3

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
5.00% 01/01/32	$1,340,000	$1,561,537
New York State Urban Development Corp., NY Revenue
4.00% 03/15/40 - 03/15/52	4,470,000	4,405,532
5.00% 03/15/33 - 03/15/54	3,000,000	3,172,690
New York Transportation Development Corp., NY Revenue
5.00% 12/01/31	1,200,000	1,316,957
5.50% 06/30/39	1,000,000	1,108,573
Port Authority of New York & New Jersey, NY Revenue
5.00% 12/01/28 - 09/01/48	7,000,000	7,414,145
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/33 - 12/15/50	8,075,000	8,773,423
		101,326,107
North Carolina - 1.1%
City of Charlotte Airport Revenue, NC Revenue
5.00% 07/01/48	3,000,000	3,289,867
City of Durham, NC Revenue
4.00% 04/01/37	3,000,000	3,076,307
County of Guilford, NC GO,
4.00% 03/01/40	1,000,000	1,043,664
County of Wake, NC GO,
3.50% 04/01/32	2,250,000	2,251,334
North Carolina Turnpike Authority, NC Revenue (AGM Insured)
5.00% 01/01/29	1,190,000	1,251,022
		10,912,194
North Dakota - 0.0% *
City of Grand Forks, ND Revenue
5.00% 12/01/27	250,000	254,950
Ohio - 0.7%
City of Cleveland, OH GO,
5.00% 12/01/29	1,250,000	1,283,041
City of Columbus, OH GO,
5.00% 04/01/35	1,020,000	1,127,760
Dublin City School District, OH GO,
4.00% 12/01/30	1,010,000	1,059,829
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	1,000,000	1,064,747
Ohio Water Development Authority Water Pollution Control Loan Fund, OH Revenue
5.00% 12/01/42	2,000,000	2,257,776
		6,793,153
Oklahoma - 0.8%
City of Oklahoma City, OK GO,
4.00% 03/01/37 (c)	1,000,000	1,048,809
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41 - 04/01/48	3,150,000	3,116,132
4.25% 10/01/48	1,000,000	1,007,066
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,569,721
		7,741,728
Oregon - 2.1%
City of Eugene Water Utility System Revenue, OR Revenue
5.00% 08/01/48	4,900,000	5,409,534
City of Portland Water System Revenue, OR Revenue
4.00% 05/01/30	2,435,000	2,436,198
Clackamas County School District No. 7J Lake Oswego, OR GO,
4.00% 06/01/33	1,000,000	1,026,530
Multnomah-Clackamas Counties Centennial School District No. 28JT, OR GO,
5.00% 06/15/45	5,000,000	5,359,313
Oregon State University, OR Revenue
5.00% 04/01/45	2,000,000	2,022,825
Port of Portland Airport Revenue, OR Revenue
5.00% 07/01/27 - 07/01/38	4,520,000	4,721,549
		20,975,949
Pennsylvania - 7.0%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,309,292
Bucks County Water & Sewer Authority, PA Revenue (AGM Insured)
5.25% 12/01/47	1,700,000	1,860,396
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	3,015,475
	Principal Amount	Fair Value
5.00% 07/01/28 - 07/01/35	$3,475,000	$3,740,091
City of Philadelphia Water & Wastewater Revenue, PA Revenue
4.00% 10/01/31	4,980,000	5,066,940
5.00% 10/01/43 - 10/01/47	15,000,000	15,709,980
City of Philadelphia Water & Wastewater Revenue, PA Revenue (AGM Insured)
5.00% 09/01/30	1,000,000	1,138,557
City of Philadelphia, PA GO,
5.00% 08/01/36	5,000,000	5,258,010
City of Pittsburgh, PA GO,
5.00% 09/01/32	750,000	841,347
Commonwealth of Pennsylvania, PA GO,
3.50% 03/01/31	2,000,000	2,018,769
4.00% 09/15/34 - 09/01/43	3,575,000	3,612,622
Council Rock School District, PA GO,
4.00% 11/15/52	3,000,000	2,862,056
Delaware River Port Authority, PA Revenue
5.00% 01/01/26	500,000	514,989
Middletown Area School District, PA GO, (AGM Insured)
4.00% 03/01/36	1,000,000	1,014,556
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 08/15/49	2,000,000	1,909,057
5.00% 05/01/41	1,000,000	1,013,101
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
4.00% 12/01/51	2,500,000	2,369,145
5.25% 12/01/44	7,500,000	7,927,489
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/32	1,110,000	1,230,840
Philadelphia Gas Works Co., PA Revenue
5.00% 08/01/33	3,300,000	3,468,862
Pittsburgh Water & Sewer Authority, PA Revenue (AGM Insured)
5.00% 09/01/32	1,855,000	2,162,551
		68,044,125
Rhode Island - 0.0% *
Rhode Island Health & Educational Building Corp., RI Revenue (BAM Insured)
5.00% 05/15/29	200,000	220,336
South Carolina - 1.4%
Anderson County School District No. 5, SC GO,
5.00% 03/01/30	2,000,000	2,079,982
Beaufort County School District, SC GO,
4.00% 03/01/33	2,200,000	2,343,805
City of Aiken, SC Revenue
4.00% 08/01/49	500,000	487,916
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/47 - 02/01/48	3,525,000	3,903,654
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,924,240
Spartanburg County School District No. 4, SC GO,
5.00% 03/01/47	2,745,000	2,987,780
		13,727,377
Tennessee - 1.1%
City of Memphis, TN GO,
4.00% 05/01/38	2,345,000	2,377,603
County of Montgomery, TN GO,
4.00% 06/01/36	1,250,000	1,309,063
County of Rutherford, TN GO,
3.00% 04/01/35	2,000,000	1,936,671
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Revenue
5.00% 07/01/46	2,000,000	2,063,764
Tennessee State School Bond Authority, TN Revenue
5.00% 11/01/52	3,280,000	3,539,544
		11,226,645
Texas - 4.3%
Arlington Higher Education Finance Corp., TX Revenue
5.00% 02/15/35	1,550,000	1,560,342
Azle Independent School District, TX GO,
5.00% 02/15/32	1,000,000	1,156,832
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,125,053

See Notes to Schedule of Investments.
4	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
City of Dallas Waterworks & Sewer System Revenue, TX Revenue
4.00% 10/01/52	$2,500,000	$2,408,063
City of Fort Worth Water & Sewer System Revenue, TX Revenue
4.00% 02/15/35	2,530,000	2,597,768
5.00% 02/15/28	1,760,000	1,900,194
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	1,500,000	1,594,833
City of Mansfield Waterworks & Sewer System Revenue, TX Revenue
5.00% 08/01/44	500,000	550,674
City of North Richland Hills, TX GO,
4.00% 02/15/27	1,045,000	1,067,449
City of Tyler Water & Sewer System Revenue, TX Revenue
5.00% 09/01/30	1,245,000	1,406,975
Conroe Independent School District, TX GO,
5.00% 02/15/44	1,075,000	1,191,997
Crowley Independent School District, TX GO,
5.25% 02/01/53	1,500,000	1,645,035
Dallas Area Rapid Transit, TX Revenue
4.00% 12/01/38	500,000	490,561
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27	500,000	535,330
Dallas Independent School District, TX GO,
5.00% 02/15/34	560,000	615,415
Del Valle Independent School District, TX GO,
5.00% 06/15/39	720,000	829,841
Dickinson Independent School District, TX GO,
4.00% 02/15/43	1,000,000	1,000,117
Fort Bend County Texas Public Facility Corp., TX Revenue
5.00% 03/01/42	1,500,000	1,639,239
Fort Worth Independent School District, TX GO,
5.00% 02/15/37	500,000	582,138
Lamar Consolidated Independent School District, TX GO,
5.00% 02/15/37	500,000	576,148
Lewisville Independent School District, TX GO,
5.00% 08/15/44	1,000,000	1,118,505
Lower Colorado River Authority, TX Revenue
5.00% 05/15/37 - 05/15/44	2,500,000	2,606,383
Mount Vernon Independent School District, TX GO,
5.00% 08/15/30	500,000	563,077
North Texas Tollway Authority, TX Revenue
5.00% 01/01/48	4,000,000	4,110,330
Permanent University Fund - University of Texas System, TX Revenue
4.00% 07/01/41	1,000,000	1,015,419
Port Authority of Houston of Harris County Texas, TX GO,
5.00% 10/01/27	1,000,000	1,045,049
Port Authority of Houston of Harris County Texas, TX Revenue
5.00% 10/01/51	1,025,000	1,096,816
Prosper Independent School District, TX GO,
5.00% 02/15/41	1,000,000	1,133,354
State of Texas, TX GO,
4.00% 10/01/44	1,985,000	1,916,304
Texas A&M University, TX Revenue
5.00% 05/15/28	500,000	543,968
Texas Municipal Power Agency, TX Revenue (AGM Insured)
3.00% 09/01/28	275,000	270,398
Tomball Independent School District, TX GO,
5.00% 02/15/48	1,700,000	1,851,089
		41,744,696
Utah - 2.3%
Alpine School District, UT GO,
4.00% 03/15/31	1,500,000	1,543,830
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	2,225,000	2,177,612
City of Salt Lake City Airport Revenue, UT Revenue
5.00% 07/01/46 - 07/01/48	4,000,000	4,185,085
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,207,410
5.00% 02/01/50	4,080,000	4,301,574
County of Utah, UT Revenue
4.00% 05/15/47	1,255,000	1,212,622
Ogden City Redevelopment Agency, UT Revenue
5.00% 01/15/48 - 01/15/53	2,925,000	3,140,112
University of Utah, UT Revenue
4.00% 08/01/51	1,500,000	1,450,183
	Principal Amount	Fair Value
5.00% 08/01/42	$1,685,000	$1,878,813
Weber School District, UT GO,
4.00% 06/15/43	1,000,000	1,008,487
		22,105,728
Virginia - 4.9%
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/46 - 07/01/51	4,000,000	4,020,357
City of Alexandria, VA GO,
4.00% 12/15/48 - 12/15/53	7,500,000	7,354,063
City of Richmond Public Utility Revenue, VA Revenue
4.00% 01/15/36	4,350,000	4,413,326
4.25% 01/15/53	2,500,000	2,523,644
County of Fairfax, VA GO,
4.00% 10/01/35	6,145,000	6,426,721
County of Loudoun, VA GO,
4.00% 12/01/33	5,765,000	5,808,172
University of Virginia, VA Revenue
5.00% 04/01/47	6,000,000	6,248,703
Virginia College Building Authority, VA Revenue
4.00% 09/01/35	1,000,000	1,028,458
5.00% 02/01/30	1,990,000	2,156,218
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	1,003,353
Virginia Public School Authority, VA Revenue
5.00% 08/01/43	3,475,000	3,879,064
Virginia Resources Authority, VA Revenue
4.00% 11/01/41	3,000,000	3,007,870
		47,869,949
Washington - 4.9%
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 07/01/36 - 09/01/51	5,000,000	4,979,127
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 09/01/35 - 09/01/40	6,190,000	6,286,428
5.00% 07/01/52	3,000,000	3,213,935
City of Seattle, WA GO,
4.00% 12/01/31	2,500,000	2,521,342
City of Spokane, WA GO,
3.13% 12/01/33	1,260,000	1,238,773
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/36 - 01/01/46	2,500,000	2,745,727
County of King, WA GO,
4.00% 12/01/31 - 12/01/34	3,950,000	3,992,200
Grant County Public Utility District No. 2 Electric Revenue, WA Revenue
5.00% 01/01/44	1,345,000	1,488,907
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/42	6,985,000	7,366,160
Port of Tacoma, WA GO,
5.00% 12/01/28	790,000	828,350
Spokane County School District No. 356 Central Valley, WA GO,
4.00% 12/01/31	2,605,000	2,689,172
State of Washington, WA GO,
4.00% 07/01/27 - 06/01/34	2,505,000	2,630,618
5.00% 02/01/36 - 02/01/48	5,300,000	5,865,334
Vancouver Library Capital Facilities Area, WA GO,
4.00% 12/01/27	1,000,000	1,022,265
Washington Health Care Facilities Authority, WA Revenue
5.00% 08/01/35	750,000	813,023
		47,681,361
Wisconsin - 0.6%
County of Dane, WI GO,
5.00% 06/01/28	2,340,000	2,473,943
Public Finance Authority, WI Revenue
5.00% 07/01/27	500,000	511,734
State of Wisconsin, WI GO,
4.00% 05/01/40	2,000,000	2,008,465
Wisconsin Health & Educational Facilities Authority, WI Revenue
5.00% 08/01/27 (d)	500,000	511,295
		5,505,437
Total Municipal Bonds and Notes (Cost $952,568,030)		963,877,193

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	5

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Short-Term Investments - 0.5%
State Street Institutional Treasury Plus Fund - Premier Class 7.81% (e)(f) (Cost $4,451,698)	$4,451,698	$4,451,698
Total Investments (Cost $957,019,728)		968,328,891
Other Assets and Liabilities, net - 1.0%		10,172,827
NET ASSETS - 100.0%		$978,501,718
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to $511,295 or 0.05% of the net assets of the Elfun Tax-Exempt Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(f)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.
*	Less than 0.05%.

Abbreviations:
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$963,877,193	$—	$963,877,193
Short-Term Investments	4,451,698	—	—	4,451,698
Total Investments in Securities	$4,451,698	$963,877,193	$—	$968,328,891

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	4,577,263	$4,577,263	$73,631,070	$73,756,635	$—	$—	4,451,698	$4,451,698	$147,071
See Notes to Schedule of Investments.
6	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in the Fund’s Schedule of Investments.
7